Leases - Schedule of Supplemental Cash Flow Information Related to Lease (Details) - USD ($) $ in Thousands	3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows – payments on operating leases				$ 3,429	$ 5,990
Operating cash outflows – interest payments on finance leases				799	1,005
Financing cash outflows – principal payments on finance leases				3,906	5,745
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$ 2,450			5,575	6,748
Finance leases	$ 3,461			$ 4,673	5,988
Predecessor [Member]
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows – payments on operating leases						$ 9,284	$ 5,672
Operating cash outflows – interest payments on finance leases						1,523	836
Financing cash outflows – principal payments on finance leases			$ 2,479		$ 5,836	9,948	7,424
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases		$ 2,455				6,949	12,400
Finance leases		$ 1,611				$ 11,049	$ 19,878